Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt, Carrying Amount	$ 2,564,672	$ 2,598,320
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	230,732
Long-Term Debt, Carrying Amount	236,375
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	294,052
Long-Term Debt, Carrying Amount	$ 292,706